Principal Accounting Policies - Operating leases and Adoption of ASU (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 85,790		¥ 0		$ 12,323
Lease liability	¥ 90,263				$ 12,965
Operating lease weighted average remaining lease term	2 years 4 months 13 days				2 years 4 months 13 days
Operating lease, weighted average discount rate	5.60%				5.60%
Rent expense under operating lease			¥ 37,600	¥ 37,000
Operating lease cost and expenses	¥ 40,400	$ 5,800
Short term lease cost and expenses	¥ 1,900	$ 300
ASU 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right-of-use assets, net						¥ 99,500
Lease liability						¥ 99,500